Subsequent Events - Additional Information (Detail) (USD $)	0 Months Ended	12 Months Ended
	Jan. 08, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Subsequent Event [Line Items]
Proceeds from Issuance or Sale of Equity	$ 30,000,000
Debt Instrument, interest rate terms	The Term Loan will mature on July 1, 2018. Each advance under the Term Loan accrues interest at a floating per annum rate equal to the greater of (i) 7.30% or (ii) the sum of 7.30% plus the prime rate minus 5.75%. The Term Loan provides for interest-only payments on a monthly basis until December 31, 2015
Long-term debt, maturities, prepayment terms		Any such prepayment of the Term Loan is subject to a prepayment charge of (i) 3.0% if such prepayment occurs within twelve months of the Closing Date, (ii) 2.0% if such prepayment occurs after twelve months following the Closing Date but on or prior to twenty-four months following the Closing Date, and (iii) 1.0% thereafter
Additional interest rate accrue on default		5.00%
Interest rate of final payment on principal amount		6.70%
Purchase of common stock, shares		20,125,049	785,531
Proceeds from sale of common stock		140,000	35,000	3,000
Subsequent Event
Subsequent Event [Line Items]
Number of tranches	3
Subsequent Event | Maximum [Member]
Subsequent Event [Line Items]
Proceeds from Issuance or Sale of Equity	40,000,000
Subsequent Event | Minimum [Member]
Subsequent Event [Line Items]
Amount of term loan facility required to be drawn	3,000,000
Hercules Technology Growth Capital, Inc. [Member] | Subsequent Event
Subsequent Event [Line Items]
Loan and security agreement, maximum borrowing capacity	26,000,000
Common stock per share	$ 6.05
Conversion of preferred warrants to common warrants.	137,521
Class of additional warrant or right number of securities called by warrants or rights	34,380
Class of warrant or right, date from which warrants or rights exercisable	Jan. 08, 2020
Purchase of common stock, shares	135,501
Purchase price of common share	$ 7.38
Proceeds from sale of common stock	1,000,000
Borrowings One [Member] | Subsequent Event
Subsequent Event [Line Items]
Loan and security agreement, maximum borrowing capacity	15,000,000
Borrowings Two [Member] | Subsequent Event
Subsequent Event [Line Items]
Loan and security agreement, maximum borrowing capacity	5,000,000
Borrowings Three [Member] | Subsequent Event
Subsequent Event [Line Items]
Loan and security agreement, maximum borrowing capacity	$ 6,000,000